Summary of Activity for Nonvested Restricted Shares (Detail) - Non Vested Restricted Stock shares in Thousands	12 Months Ended
May 31, 2016 $ / shares shares
Weighted Average Grant-Date Fair Value
Beginning balance | $ / shares	$ 28.75
Granted | $ / shares	46.17
Vested | $ / shares	22.75
Forfeited | $ / shares	31.76
Ending balance | $ / shares	$ 39.10
Shares
Beginning balance | shares	2,994
Granted | shares	900
Vested | shares	(1,502)
Forfeited | shares	(51)
Ending balance | shares	2,341